Post-employee benefit plans - Disclosure of Contributions to Post-Employment Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Contributions, defined contribution plan	$ (106)	$ (108)
Estimated of contributions expected to be paid to plan for next annual reporting period, defined contribution plan	115
DB pension
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	180
OPEBs
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	80
Plan assets
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(508)	(382)
Plan assets | DB pension
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(433)	(305)
Voluntary contributions	240	100
Plan assets | OPEBs
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	$ (75)	$ (77)